Shareholder Report, Holdings (Details) - C000005441	Dec. 31, 2024
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Apple
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Visa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Netflix
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%